RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables, net [Abstract]
Receivables with related parties (Notes 26 and 14 (b))	$ 126,948	$ 151,388
Employee advances and loans	1,572	2,425
Advances to suppliers for the purchase of property, plant and equipment	50,079	74,741
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	7,827	7,493
Other receivables (Note 3 (c) (iii))	254,446	264,683
Tax credits	150,721	146,711
Others	972	2,006
Receivables, net – Non-current	$ 592,565	$ 649,447